Income Taxes (Components Of Income Tax Provisions (Benefits)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current: US federal					$ 51	$ 23	$ (55)
Current: State					12	21	21
Deferred: US federal					181	200	248
Deferred: State					6
Amortization of investment tax credits					(3)	(4)	(5)
Total reported in operating expenses	98	93	221	190	247	240	209
US federal					(5)	(14)	9
State							1
Deferred federal					7	8	10
Total					2	(6)	20
Total provision in lieu of income taxes					$ 249	$ 234	$ 229